John Hancock
Diversified Strategies Fund
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 5.2%					$542,275
(Cost $500,620)
Indonesia 5.2%					542,275
Republic of Indonesia Bond	8.250	05-15-29	IDR	7,000,000,000	542,275

	Shares	Value
Affiliated investment companies (A) 2.8%		$285,348
(Cost $272,882)
Fixed income 2.8%		285,348

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	28,336	285,348
Unaffiliated investment companies 2.0%		$210,159
(Cost $202,399)
Exchange-traded funds 2.0%		210,159
iShares JP Morgan USD Emerging Markets Bond ETF	1,850	210,159

	Contracts/Notional amount	Value
Purchased options 1.2%		$121,806
(Cost $169,023)
Calls 0.7%		67,084
Exchange Traded Option on EURO STOXX Banks Price Index (Expiration Date: 12-20-19; Strike Price: EUR 97.50; Notional Amount: 5,000) (C)	100	3,764
Exchange Traded Option on STOXX Europe 600 Automobiles & Parts Index (Expiration Date: 12-20-19; Strike Price: EUR 530.00; Notional Amount: 1,000) (C)	20	11,711
Over the Counter Option on the EUR vs. JPY (Expiration Date: 1-17-20; Strike Price: EUR 122.00; Counterparty: Goldman Sachs Bank USA) (C)(D)	2,000,000	13,076
Over the Counter Option on the EUR vs.USD (Expiration Date: 12-20-19; Strike Price: EUR 1.13; Counterparty: JPMorgan Securities PLC) (C)(D)	2,000,000	11,749
Over the Counter Option on the NOK vs. SEK (Expiration Date: 1-24-20; Strike Price: NOK 1.07; Counterparty: Bank of America NA) (C)(D)	40,000,000	17,537
Over the Counter Option on the NOK vs. SEK (Expiration Date: 1-30-20; Strike Price: NOK 1.07; Counterparty: Goldman Sachs International) (C)(D)	20,000,000	9,247
Puts 0.5%		54,722
Over the Counter Option on the EUR vs. NOK (Expiration Date: 12-20-19; Strike Price: EUR 9.85; Counterparty: Morgan Stanley Company, Inc.) (C)(D)	2,000,000	774
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-20-19; Strike Price: EUR 1.12; Counterparty: HSBC Bank PLC) (C)(D)	1,500,000	13,514
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-6-20; Strike Price: EUR 1.10; Counterparty: HSBC Bank USA) (C)(D)	1,500,000	3,701
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-16-20; Strike Price: EUR 1.13; Counterparty: Goldman Sachs Bank USA) (C)(D)	1,200,000	20,858
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-4-19; Strike Price: $106.50; Counterparty: Goldman Sachs Bank USA) (C)(D)	1,500,000	137
Over the Counter Option on the USD vs. JPY (Expiration Date: 12-20-19; Strike Price: $107.50; Counterparty: JPMorgan Securities PLC) (C)(D)	2,000,000	15,738

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 84.1%				$8,679,865
(Cost $8,680,095)
Commercial paper 60.9%				6,291,051
Archer-Daniels-Midland Company	1.850	11-13-19	475,000	474,723
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Chariot Funding LLC	1.930	11-14-19	475,000	$474,683
CPPIB Capital, Inc.	1.820	01-24-20	475,000	473,032
Eli Lilly & Company	1.890	11-04-19	475,000	474,917
Exxon Mobil Corp.	1.870	11-07-19	325,000	324,901
Gotham Funding Corp.	1.910	11-20-19	475,000	474,532
National Rural Utilities Cooperative Finance Corp.	1.740	11-12-19	475,000	474,745
Praxair, Inc.	1.840	11-13-19	475,000	474,728
Province of Ontario	1.800	11-21-19	475,000	474,557
Sumitomo Mitsui Trust Bank, Ltd.	1.850	12-06-19	475,000	474,105
The Boeing Company	2.220	11-13-19	475,000	474,723
The Coca-Cola Company	1.650	12-13-19	475,000	474,023
United Parcel Service, Inc.	1.770	12-05-19	275,000	274,686
University of California	1.940	01-06-20	475,000	472,696
U.S. Government 18.9%				1,949,097
U.S. Treasury Bill	1.707	11-12-19	1,950,000	1,949,097

	Yield (%)	Shares	Value
Money market funds 4.3%			439,717

State Street Institutional U.S. Government Money Market Fund, Premier Class	1.7521(E)	439,717	439,717

Total investments (Cost $9,825,019) 95.3%	$9,839,453
Other assets and liabilities, net 4.7%	481,607
Total net assets 100.0%	$10,321,060

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing security.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	The rate shown is the annualized seven-day yield as of 10-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-19:
United States	80.6%
Canada	9.2%
Indonesia	5.2%
Japan	4.6%
Other countries	0.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	5	Long	Dec 2019	$198,953	$201,256	$2,303
FTSE 100 Index Futures	4	Long	Dec 2019	371,144	375,444	4,300
FTSE China A50 Index Futures	15	Long	Nov 2019	209,260	209,025	(235)
German Euro BUND Futures	6	Long	Dec 2019	1,142,298	1,149,383	7,085
S&P 500 Index E-Mini Futures	3	Long	Dec 2019	442,733	455,370	12,637
TOPIX Index Futures	2	Long	Dec 2019	294,957	309,010	14,053
CME E-mini Utilities Sector Futures	7	Short	Dec 2019	(449,253)	(453,040)	(3,787)
Euro-BTP Italian Government Bond Futures	8	Short	Dec 2019	(1,289,900)	(1,289,019)	881
MSCI Emerging Markets Index Futures	2	Short	Dec 2019	(104,095)	(104,140)	(45)
						$37,192
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	750,000	NOK	5,277,881	CITI	11/15/2019	—	$(4,516)
CAD	750,000	NOK	5,277,659	SSB	11/15/2019	—	(4,492)
CAD	1,309,770	USD	1,000,000	HUS	11/15/2019	—	(5,537)
CAD	654,065	USD	500,000	SSB	11/15/2019	—	(3,391)
EUR	1,000,000	JPY	121,177,990	GSI	11/15/2019	—	(6,674)
EUR	4,100,000	USD	4,534,506	BOA	11/15/2019	$41,482	—
EUR	1,000,000	USD	1,109,530	BARC	11/15/2019	6,565	—
EUR	1,530,000	USD	1,707,558	HUS	11/15/2019	67	—
GBP	250,000	USD	318,444	CITI	11/15/2019	5,504	—
GBP	250,000	USD	318,925	UBS	11/15/2019	5,023	—
HKD	3,920,538	USD	500,000	HUS	11/15/2019	290	—
JPY	120,943,290	EUR	1,000,000	SSB	11/15/2019	4,499	—
JPY	54,302,245	USD	500,000	MSCS	11/1/2019	2,845	—
NOK	10,469,218	CAD	1,500,000	CITI	11/15/2019	—	(379)
NOK	18,268,869	USD	2,000,000	SSB	11/15/2019	—	(13,273)
USD	1,000,000	CAD	1,308,877	SSB	11/15/2019	6,215	—
USD	500,000	CAD	655,493	TD	11/15/2019	2,307	—
USD	2,830,684	EUR	2,550,000	BOA	11/15/2019	—	(15,358)
USD	3,352,084	EUR	3,030,000	SSB	11/15/2019	—	(29,683)
USD	318,867	GBP	250,000	HUS	11/15/2019	—	(5,081)
USD	319,129	GBP	250,000	SSB	11/15/2019	—	(4,819)
USD	500,000	HKD	3,920,870	HUS	11/15/2019	—	(332)
USD	500,000	JPY	53,340,555	CITI	11/1/2019	6,060	—
USD	500,000	JPY	54,338,350	CITI	11/15/2019	—	(3,469)
USD	1,000,000	NOK	9,133,312	BARC	11/15/2019	6,759	—
USD	1,000,000	NOK	9,134,178	CITI	11/15/2019	6,665	—
						$94,281	$(97,004)
WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
S&P 500 Index E-Mini Futures	USD	3,050.00	Dec 2019	3	150	$6,179	$(6,675)
						$6,179	$(6,675)

4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus U.S. Dollar	HUS	EUR	1.19	Dec 2019	1,500,000	$10,980	$(90)
Euro versus U.S. Dollar	JPM	EUR	1.15	Dec 2019	2,000,000	3,874	(3,283)
Euro versus U.S. Dollar	HUS	EUR	1.20	Jan 2020	1,500,000	5,264	(89)
Euro versus U.S. Dollar	GSI	EUR	1.20	Apr 2020	1,200,000	17,792	(1,990)
Norwegian Krone versus Swedish Krona	BOA	NOK	1.09	Jan 2020	40,000,000	6,569	(4,166)
Norwegian Krone versus Swedish Krona	GSI	NOK	1.09	Jan 2020	20,000,000	3,196	(2,327)
						$47,675	$(11,945)
Puts
Euro versus Japanese Yen	GSI	EUR	117.50	Jan 2020	2,000,000	$11,170	$(9,534)
Euro versus Norwegian Krone	MSI	EUR	9.65	Dec 2019	2,000,000	3,676	(87)
Norwegian Krone versus Swedish Krona	BOA	NOK	1.02	Jan 2020	40,000,000	13,432	(12,188)
U.S. Dollar versus Japanese Yen	GSI	USD	103.50	Nov 2019	1,500,000	7,256	(2)
U.S. Dollar versus Japanese Yen	JPM	USD	106.00	Dec 2019	2,000,000	7,144	(7,746)
						$42,678	$(29,557)
						$90,353	$(41,502)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
UBS	UBS AG
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$542,275	—	$542,275	—
Affiliated investment companies	285,348	$285,348	—	—
Unaffiliated investment companies	210,159	210,159	—	—
Purchased options	121,806	15,475	106,331	—
Short-term investments	8,679,865	439,717	8,240,148	—
Total investments in securities	$9,839,453	$950,699	$8,888,754	—
Derivatives:
Assets
Futures	$41,259	$41,259	—	—
Forward foreign currency contracts	94,281	—	$94,281	—
Liabilities
Futures	(4,067)	(4,067)	—	—
Forward foreign currency contracts	(97,004)	—	(97,004)	—
Written options	(48,177)	(6,675)	(41,502)	—
Investment in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
6	|

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Asia Pacific Total Return Bond	28,494	—	(158)	28,336	—	—	$61	$2,778	$285,348
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	7